Investment in Associates and Joint Venture - Joint Venture (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Total current assets	$ 438,888		$ 417,071	$ 438,888	$ 417,071
Total current liabilities	(669,405)		(294,857)	(669,405)	(294,857)
Non-current
Total non-current assets	4,735,919		4,217,820	4,735,919	4,217,820
Total non-current liabilities	(2,522,280)		(2,576,900)	(2,522,280)	(2,576,900)
Consolidated statements of profit or loss
Revenues				618,344	525,229	$ 466,059
Profit for the year				126,398	84,209	28,051
Total comprehensive income for the year				126,089	91,244	45,020
Group's share in profit				1,800	1,159	1,422
Dividend declared				(178,028)	(121,071)	(99,207)
Joint ventures
Current
Total current assets	98,448		40,661	98,448	40,661
Total current liabilities	$ (98,448)		$ (40,661)	(98,448)	(40,661)
Consolidated statements of profit or loss
Revenues				$ 346,170	$ 159,460	$ 73,348
The Cool Pool Limited / Joint venture
Interest in joint venture
Equity interest in joint venture (as a percent)	50.00%	[1]	33.33%

[1]	On October 1, 2015, GasLog Carriers, Dynagas Ltd. (“Dynagas”) and Golar LNG Limited (“Golar”) (“Pool Owners”) and The Cool Pool Limited signed an LNG carrier pooling agreement (the “LNG Carrier Pool”, “Pool Agreement” or “Cool Pool”) to market their vessels, which are currently operating in the LNG shipping spot market. For the operation of the Cool Pool, a Marshall Islands service company named “The Cool Pool Limited” or the “Pool Manager”, was incorporated in September 2015 acting as an agent. In June and July 2018, Dynagas removed its three vessels from the Cool Pool and ceased to be a shareholder.As of December 31, 2018, the Cool Pool consists of 16 modern, high quality and essentially equivalent vessels powered by fuel efficient tri-fuel diesel electric (“TFDE”) engine propulsion technology. The participation of the Pool Owners’ vessels in the Cool Pool is as follows: GasLog: six vessels; and Golar: ten vessels. Each vessel owner continues to be fully responsible for the crew and technical management of their respective vessels. In addition, as of December 31, 2018, the GasLog Skagen was substituted for the GasLog Saratoga in the Cool Pool.